Restatement of Previously Issued Financial Statements (Details) - Isos Acquisition Corporation [Member]	Sep. 30, 2021 USD ($) $ / shares
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Ordinary shares, par value | $ / shares	$ 10
Net tangible assets | $	$ 5,000,001